Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	Old Mutual Funds I
Central Index Key	dei_EntityCentralIndexKey	0001292278
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 23, 2011
Prospectus Date	rr_ProspectusDate	Nov 23, 2011

Old Mutual Asset Allocation Conservative Portfolio
Old Mutual Asset Allocation Conservative Portfolio
INVESTMENT OBJECTIVE
Old Mutual Asset Allocation Conservative Portfolio (the "Portfolio") seeks to provide investors with current income and preservation of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Portfolio or other retail mutual funds advised by Old Mutual Capital, Inc. ("Old Mutual Funds").   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Your Investment" on page 38 of the Portfolio's statutory prospectus, and in the section entitled "Purchases and Redemptions of Shares" on page 60 of the Portfolio's statement of additional information.

FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Old Mutual Asset Allocation Conservative Portfolio (USD $)	Institutional Class	Class A	Class C	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	2.00%	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	12	12	12	12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Old Mutual Asset Allocation Conservative Portfolio		Institutional Class	Class A	Class C	Class Z
Management Fees		0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees		none	none	0.75%	none
Service Fees		none	0.25%	0.25%	none
Other Operating Expenses		0.43%	0.46%	0.41%	1.45%
Total Other Expenses		0.43%	0.71%	0.66%	1.45%
Acquired (Underlying) Fund Fees And Expenses		0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	[1]	1.35%	1.63%	2.33%	2.37%
Fee Waivers And/Or Expense Reimbursement	[2]	(0.27%)	(0.30%)	(0.25%)	(1.29%)
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	[2]	1.08%	1.33%	2.08%	1.08%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets of the Portfolio stated in the Financial Highlights section of the statutory prospectus, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Adviser") contractually has agreed to limit the operating expenses of the Portfolio to the following annual rates through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation does not include Acquired Fund Fees and Expenses. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties. Institutional Class Class A Class C Class Z 0.36% 0.61% 1.36% 0.36%

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Old Mutual Asset Allocation Conservative Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	110	401	713	1,600
Class A	703	1,032	1,384	2,373
Class C	311	703	1,222	2,646
Class Z	110	616	1,149	2,608

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Old Mutual Asset Allocation Conservative Portfolio Class C	211	703	1,222	2,646

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12.81% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio is a "fund of funds," which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Portfolio expects to allocate its assets among equity and fixed-income funds.  The Portfolio's allocation between equity and fixed-income funds will change over time.

Equity Fund Allocation	Fixed-Income Fund Allocation
20-40%	60-80%

Based upon the analysis described in the section of the statutory prospectus entitled "More about the Portfolios," the Portfolio expects to invest 0-45% of its assets in each of the following underlying funds:

Old Mutual Analytic Fund
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Core Bond Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Cash Reserves Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual Copper Rock International Small Cap Fund
Old Mutual High Yield Fund1
Old Mutual Dwight Intermediate Fixed Income Fund
Old Mutual Dwight Short Term Fixed Income Fund
Old Mutual Focused Fund
Old Mutual Heitman REIT Fund
Old Mutual International Equity Fund
Old Mutual Large Cap Growth Fund
Old Mutual TS&W Mid-Cap Value Fund
Old Mutual TS&W Small Cap Value Fund

1
Shareholders of the Old Mutual High Yield Fund will be asked to approve a reorganization with respect to this fund to be effective on or about December 30, 2011, and, if approved, the Old Mutual High Yield Fund will no longer be an investment option for the Portfolio.

Old Mutual Capital evaluates Ibbotson Associates Advisers, LLC's ("Ibbotson" or the "Sub-Adviser")2 allocations at least annually and may change these allocations from time to time without the approval of or notice to shareholders.

2
Effective on or about December 31, 2011, Ibbotson Associates Advisers, LLC, a wholly-owned subsidiary of Ibbotson Associates, Inc., will be merged into Ibbotson Associates, Inc.  It is not anticipated that the merger will result in an assignment as that term is defined in the Investment Company Act of 1940, as amended.  Following the merger, Ibbotson Associates, Inc. will become sub-adviser to the Portfolio.  It is not anticipated that there will be any change to the portfolio managers in connection with the merger.

PRINCIPAL RISKS
Like all investments, you risk losing money by investing in the Portfolio.  The main risks of investing in the Portfolio are as follows:

Risks of Fund of Funds Structure. The performance and risks of the Portfolio will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by these funds.  The more the Portfolio allocates to equity funds, the greater the expected risk.  To the extent that the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.

Because the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Portfolio entails more direct and indirect expenses than a direct investment in the underlying funds.  As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Portfolio's transactions in shares of the underlying funds.

The Portfolio's ability to achieve its investment objective depends upon Ibbotson's skill in selecting the best mix of underlying funds.  There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson's selection of underlying funds.  The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some of these underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities.  The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The prices of individual equity securities do not all move in the same direction uniformly or at the same time; for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen.  To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed-Income Securities.  The underlying funds' investments in fixed-income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed-income securities held.  Generally, the value of a bond increases when interest rates decrease.  Conversely, the value of a bond decreases when interest rates increase.  The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  That is, when borrowers prepay their mortgages, the asset-backed securities that hold those mortgages will receive back principal, and the holders of those securities (such as the Portfolio) may have to re-invest that principal on less favorable terms. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. In times of volatile markets, the underlying assets of asset-backed securities may be less liquid, and thus the value of the asset-backed securities could be adversely affected.  Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

PERFORMANCE INFORMATION
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year, 5 years, and since inception compare with those of broad measures of market performance.  The Portfolio's past performance, both before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. All performance figures reflect the reinvestment of dividends and capital gain distributions. The returns achieved prior to November 19, 2007 were under a fund of managers structure.

Annual Total Returns as of December 31 – Institutional Class 1
The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[1]	The year-to-date return as of September 30, 2011 is (0.50%).

During the periods shown in the chart above, the highest return for a quarter was 9.41% (quarter ending June 30, 2009) and the lowest return for a quarter was (7.11%) (quarter ending September 30, 2008).

Average Annual Total Returns as of December 31, 2010
The table below compares the average annual total return information for the Portfolio's Class A, Class C, Class Z and Institutional Class shares to the Barclays Capital U.S. Aggregate Index, a widely recognized, unmanaged index (market value-weighted inclusive of accrued interest ) that measures the aggregate bond market, as well as to the Standard & Poor's Composite 1500 Index, an unmanaged, broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A, Class C, and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Portfolio Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Average Annual Total Returns - Old Mutual Asset Allocation Conservative Portfolio	1 Year	5 Years	Life of Fund	Inception date
Institutional Class	8.48%	5.37%	5.61%	Sep 30, 2004
Institutional Class Return After Taxes on Distributions	6.83%	3.62%	4.08%
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares	5.48%	3.60%	3.95%
Class A	2.11%	3.90%	4.36%	Sep 30, 2004
Class C	6.33%	4.33%	4.57%	Sep 30, 2004
Class Z	8.51%	5.39%	5.43%	Dec 9, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes) (9/30/2004 for Life of Fund returns)	6.54%	5.80%	5.17%	Sep 30, 2004
Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) (9/30/2004 for Life of Fund returns)	16.38%	2.65%	4.54%	Sep 30, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Old Mutual Funds I
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
Old Mutual Asset Allocation Conservative Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired (Underlying) Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1]
Fee Waivers And/Or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.08%	[2]
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	401
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,600
Annual Return 2005	rr_AnnualReturn2005	4.30%	[3]
Annual Return 2006	rr_AnnualReturn2006	7.75%	[3]
Annual Return 2007	rr_AnnualReturn2007	8.18%	[3]
Annual Return 2008	rr_AnnualReturn2008	(13.56%)	[3]
Annual Return 2009	rr_AnnualReturn2009	18.86%	[3]
Annual Return 2010	rr_AnnualReturn2010	8.48%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.11%)
1 Year	rr_AverageAnnualReturnYear01	8.48%
5 Years	rr_AverageAnnualReturnYear05	5.37%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.61%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Old Mutual Asset Allocation Conservative Portfolio | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.83%
5 Years	rr_AverageAnnualReturnYear05	3.62%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.08%
Old Mutual Asset Allocation Conservative Portfolio | Institutional Class | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.48%
5 Years	rr_AverageAnnualReturnYear05	3.60%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.95%
Old Mutual Asset Allocation Conservative Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.46%
Total Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired (Underlying) Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[1]
Fee Waivers And/Or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.33%	[2]
1 Year	rr_ExpenseExampleYear01	703
3 Years	rr_ExpenseExampleYear03	1,032
5 Years	rr_ExpenseExampleYear05	1,384
10 Years	rr_ExpenseExampleYear10	2,373
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	3.90%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.36%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Old Mutual Asset Allocation Conservative Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.41%
Total Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired (Underlying) Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%	[1]
Fee Waivers And/Or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	2.08%	[2]
1 Year	rr_ExpenseExampleYear01	311
3 Years	rr_ExpenseExampleYear03	703
5 Years	rr_ExpenseExampleYear05	1,222
10 Years	rr_ExpenseExampleYear10	2,646
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	703
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,222
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,646
1 Year	rr_AverageAnnualReturnYear01	6.33%
5 Years	rr_AverageAnnualReturnYear05	4.33%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.57%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Old Mutual Asset Allocation Conservative Portfolio | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.45%
Total Other Expenses	rr_OtherExpensesOverAssets	1.45%
Acquired (Underlying) Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%	[1]
Fee Waivers And/Or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.08%	[2]
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	616
5 Years	rr_ExpenseExampleYear05	1,149
10 Years	rr_ExpenseExampleYear10	2,608
1 Year	rr_AverageAnnualReturnYear01	8.51%
5 Years	rr_AverageAnnualReturnYear05	5.39%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.43%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2005
Old Mutual Asset Allocation Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Old Mutual Asset Allocation Conservative Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Old Mutual Asset Allocation Conservative Portfolio (the "Portfolio") seeks to provide investors with current income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Portfolio or other retail mutual funds advised by Old Mutual Capital, Inc. ("Old Mutual Funds").   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Your Investment" on page 38 of the Portfolio's statutory prospectus, and in the section entitled "Purchases and Redemptions of Shares" on page 60 of the Portfolio's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12.81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.81%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Portfolio or other retail mutual funds advised by Old Mutual Capital, Inc. ("Old Mutual Funds").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets of the Portfolio stated in the Financial Highlights section of the statutory prospectus, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio is a "fund of funds," which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Portfolio expects to allocate its assets among equity and fixed-income funds.  The Portfolio's allocation between equity and fixed-income funds will change over time.

Equity Fund Allocation	Fixed-Income Fund Allocation
20-40%	60-80%

Based upon the analysis described in the section of the statutory prospectus entitled "More about the Portfolios," the Portfolio expects to invest 0-45% of its assets in each of the following underlying funds:

Old Mutual Analytic Fund
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Core Bond Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Cash Reserves Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual Copper Rock International Small Cap Fund
Old Mutual High Yield Fund1
Old Mutual Dwight Intermediate Fixed Income Fund
Old Mutual Dwight Short Term Fixed Income Fund
Old Mutual Focused Fund
Old Mutual Heitman REIT Fund
Old Mutual International Equity Fund
Old Mutual Large Cap Growth Fund
Old Mutual TS&W Mid-Cap Value Fund
Old Mutual TS&W Small Cap Value Fund

1
Shareholders of the Old Mutual High Yield Fund will be asked to approve a reorganization with respect to this fund to be effective on or about December 30, 2011, and, if approved, the Old Mutual High Yield Fund will no longer be an investment option for the Portfolio.

Old Mutual Capital evaluates Ibbotson Associates Advisers, LLC's ("Ibbotson" or the "Sub-Adviser")2 allocations at least annually and may change these allocations from time to time without the approval of or notice to shareholders.

2
Effective on or about December 31, 2011, Ibbotson Associates Advisers, LLC, a wholly-owned subsidiary of Ibbotson Associates, Inc., will be merged into Ibbotson Associates, Inc.  It is not anticipated that the merger will result in an assignment as that term is defined in the Investment Company Act of 1940, as amended.  Following the merger, Ibbotson Associates, Inc. will become sub-adviser to the Portfolio.  It is not anticipated that there will be any change to the portfolio managers in connection with the merger.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, you risk losing money by investing in the Portfolio.  The main risks of investing in the Portfolio are as follows:

Risks of Fund of Funds Structure. The performance and risks of the Portfolio will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by these funds.  The more the Portfolio allocates to equity funds, the greater the expected risk.  To the extent that the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.

Because the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Portfolio entails more direct and indirect expenses than a direct investment in the underlying funds.  As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Portfolio's transactions in shares of the underlying funds.

The Portfolio's ability to achieve its investment objective depends upon Ibbotson's skill in selecting the best mix of underlying funds.  There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson's selection of underlying funds.  The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some of these underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities.  The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The prices of individual equity securities do not all move in the same direction uniformly or at the same time; for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen.  To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed-Income Securities.  The underlying funds' investments in fixed-income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed-income securities held.  Generally, the value of a bond increases when interest rates decrease.  Conversely, the value of a bond decreases when interest rates increase.  The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  That is, when borrowers prepay their mortgages, the asset-backed securities that hold those mortgages will receive back principal, and the holders of those securities (such as the Portfolio) may have to re-invest that principal on less favorable terms. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. In times of volatile markets, the underlying assets of asset-backed securities may be less liquid, and thus the value of the asset-backed securities could be adversely affected.  Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, you risk losing money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year, 5 years, and since inception compare with those of broad measures of market performance.  The Portfolio's past performance, both before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. All performance figures reflect the reinvestment of dividends and capital gain distributions. The returns achieved prior to November 19, 2007 were under a fund of managers structure.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year, 5 years, and since inception compare with those of broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, both before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31 – Institutional Class 1
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart above, the highest return for a quarter was 9.41% (quarter ending June 30, 2009) and the lowest return for a quarter was (7.11%) (quarter ending September 30, 2008).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Institutional Class shares. After tax returns for Class A, Class C, and Class Z shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the Return After Taxes on Distributions and Sale of Portfolio Shares is greater than the Return After Taxes on Distributions, it is because of realized losses. If losses are realized upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below compares the average annual total return information for the Portfolio's Class A, Class C, Class Z and Institutional Class shares to the Barclays Capital U.S. Aggregate Index, a widely recognized, unmanaged index (market value-weighted inclusive of accrued interest ) that measures the aggregate bond market, as well as to the Standard & Poor's Composite 1500 Index, an unmanaged, broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A, Class C, and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Portfolio Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Old Mutual Asset Allocation Conservative Portfolio | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes) (9/30/2004 for Life of Fund returns)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.17%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Old Mutual Asset Allocation Conservative Portfolio | Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) (9/30/2004 for Life of Fund returns)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.54%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004

[1]	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets of the Portfolio stated in the Financial Highlights section of the statutory prospectus, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Adviser") contractually has agreed to limit the operating expenses of the Portfolio to the following annual rates through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation does not include Acquired Fund Fees and Expenses. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties. Institutional Class Class A Class C Class Z 0.36% 0.61% 1.36% 0.36%
[3]	The year-to-date return as of September 30, 2011 is (0.50%).

Old Mutual Asset Allocation Balanced Portfolio
Old Mutual Asset Allocation Balanced Portfolio
INVESTMENT OBJECTIVE
Old Mutual Asset Allocation Balanced Portfolio (the "Portfolio") seeks to provide investors with capital appreciation and current income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Portfolio or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Your Investment" on page 38 of the Portfolio's statutory prospectus, and in the section entitled "Purchases and Redemptions of Shares" on page 60 of the Portfolio's statement of additional information.

FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Old Mutual Asset Allocation Balanced Portfolio (USD $)	Institutional Class	Class A	Class C	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	2.00%	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	12	12	12	12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Old Mutual Asset Allocation Balanced Portfolio		Institutional Class	Class A	Class C	Class Z
Management Fees		0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees		none	none	0.75%	none
Service Fees		none	0.25%	0.25%	none
Other Operating Expenses		46.74%	0.49%	0.39%	1.21%
Total Other Expenses		46.74%	0.74%	0.64%	1.21%
Acquired (Underlying) Fund Fees And Expenses		0.82%	0.82%	0.82%	0.82%
Total Annual Fund Operating Expenses	[1]	47.76%	1.76%	2.41%	2.23%
Fee Waivers And/Or Expense Reimbursement	[2]	(46.55%)	(0.30%)	(0.20%)	(1.02%)
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	[2]	1.21%	1.46%	2.21%	1.21%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets of the Portfolio stated in the Financial Highlights section of the statutory prospectus, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	The Adviser contractually has agreed to limit the operating expenses of the Portfolio to the following annual rates through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation does not include Acquired Fund Fees and Expenses. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties. Institutional Class Class A Class C Class Z 0.39% 0.64% 1.39% 0.39%

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Old Mutual Asset Allocation Balanced Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	123	670	1,243	2,802
Class A	715	1,070	1,448	2,505
Class C	324	732	1,267	2,731
Class Z	123	599	1,102	2,485

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Old Mutual Asset Allocation Balanced Portfolio Class C	224	732	1,267	2,731

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5.65% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio is a "fund of funds," which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Portfolio expects to allocate its assets among equity and fixed-income funds.  The Portfolio's allocation between equity and fixed-income funds will change over time.

Equity Fund Allocation	Fixed-Income Fund Allocation
50-70%	30-50%

Based upon the analysis described in the section of the statutory prospectus entitled "More about the Portfolios," the Portfolio expects to invest 0-45% of its assets in each of the following underlying funds:

Old Mutual Analytic Fund
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Core Bond Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Cash Reserves Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual
Copper Rock International
Small Cap Fund
Old Mutual High Yield Fund1
Old Mutual Dwight Intermediate Fixed Income Fund
Old Mutual Dwight Short Term Fixed Income Fund
Old Mutual Focused Fund
Old Mutual Heitman REIT Fund
Old Mutual International Equity Fund
Old Mutual Large Cap Growth Fund
Old Mutual TS&W Mid-Cap Value Fund
Old Mutual TS&W Small Cap Value Fund

1
Shareholders of the Old Mutual High Yield Fund will be asked to approve a reorganization with respect to this fund to be effective on or about December 30, 2011, and, if approved, the Old Mutual High Yield Fund will no longer be an investment option for the Portfolio.

Old Mutual Capital evaluates Ibbotson's2 allocations at least annually and may change these allocations from time to time without the approval of or notice to shareholders.

2
Effective on or about December 31, 2011, Ibbotson Associates Advisers, LLC, a wholly-owned subsidiary of Ibbotson Associates, Inc., will be merged into Ibbotson Associates, Inc.  It is not anticipated that the merger will result in an assignment as that term is defined in the Investment Company Act of 1940, as amended.  Following the merger, Ibbotson Associates, Inc. will become sub-adviser to the Portfolio.  It is not anticipated that there will be any change to the portfolio managers in connection with the merger.

PRINCIPAL RISKS
Like all investments, you risk losing money by investing in the Portfolio.  The main risks of investing in the Portfolio are as follows:

Risks of Fund of Funds Structure. The performance and risks of the Portfolio will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by these funds.  The more the Portfolio allocates to equity funds, the greater the expected risk.  To the extent that the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.

Because the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Portfolio entails more direct and indirect expenses than a direct investment in the underlying funds.  As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Portfolio's transactions in shares of the underlying funds.

The Portfolio's ability to achieve its investment objective depends upon Ibbotson's skill in selecting the best mix of underlying funds.  There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson's selection of underlying funds.  The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some of these underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities.  The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The prices of individual equity securities do not all move in the same direction uniformly or at the same time; for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen.  To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed-Income Securities.  The underlying funds' investments in fixed-income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed-income securities held.  Generally, the value of a bond increases when interest rates decrease.  Conversely, the value of a bond decreases when interest rates increase.  The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  That is, when borrowers prepay their mortgages, the asset-backed securities that hold those mortgages will receive back principal, and the holders of those securities (such as the Portfolio) may have to re-invest that principal on less favorable terms. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. In times of volatile markets, the underlying assets of asset-backed securities may be less liquid, and thus the value of the asset-backed securities could be adversely affected.  Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

PERFORMANCE INFORMATION
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year, 5 years, and since inception compare with those of broad measures of market performance.  The Portfolio's past performance, both before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. All performance figures reflect the reinvestment of dividends and capital gain distributions. The returns achieved prior to November 19, 2007 were under a fund of managers structure.

Annual Total Returns as of December 31 – Institutional Class 1
The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[1]	The year-to-date return as of September 30, 2011 is (5.08%).

During the periods shown in the chart above, the highest return for a quarter was 14.93% (quarter ending June 30, 2009) and the lowest return for a quarter was (12.37%) (quarter ending December 31, 2008).

Average Annual Total Returns as of December 31, 2010
The table below compares the average annual total return information for the Portfolio's Class A, Class C, Class Z and Institutional Class shares to the Barclays Capital U.S. Aggregate Index, a widely recognized, unmanaged index (market value-weighted inclusive of accrued interest ) that measures the aggregate bond market, as well as to the Standard & Poor's Composite 1500 Index, an unmanaged,  broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A, Class C, and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Portfolio Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Average Annual Total Returns - Old Mutual Asset Allocation Balanced Portfolio	1 Year	5 Years	Life of Fund	Inception date
Institutional Class	10.67%	4.41%	5.71%	Sep 30, 2004
Institutional Class Return After Taxes on Distributions	9.55%	2.73%	4.27%
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares	6.91%	2.85%	4.14%
Class A	4.03%	2.94%	4.47%	Sep 30, 2004
Class C	8.63%	3.40%	4.72%	Sep 30, 2004
Class Z	10.71%	4.44%	4.46%	Dec 9, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes) (9/30/2004 for Life of Fund returns)	6.54%	5.80%	5.17%	Sep 30, 2004
Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) (9/30/2004 for Life of Fund returns)	16.38%	2.65%	4.54%	Sep 30, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Old Mutual Funds I
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
Old Mutual Asset Allocation Balanced Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	46.74%
Total Other Expenses	rr_OtherExpensesOverAssets	46.74%
Acquired (Underlying) Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	47.76%	[1]
Fee Waivers And/Or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(46.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%	[2]
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	670
5 Years	rr_ExpenseExampleYear05	1,243
10 Years	rr_ExpenseExampleYear10	2,802
Annual Return 2005	rr_AnnualReturn2005	6.80%	[3]
Annual Return 2006	rr_AnnualReturn2006	11.94%	[3]
Annual Return 2007	rr_AnnualReturn2007	8.79%	[3]
Annual Return 2008	rr_AnnualReturn2008	(26.02%)	[3]
Annual Return 2009	rr_AnnualReturn2009	24.44%	[3]
Annual Return 2010	rr_AnnualReturn2010	10.67%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.37%)
1 Year	rr_AverageAnnualReturnYear01	10.67%
5 Years	rr_AverageAnnualReturnYear05	4.41%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.71%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Old Mutual Asset Allocation Balanced Portfolio | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.55%
5 Years	rr_AverageAnnualReturnYear05	2.73%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.27%
Old Mutual Asset Allocation Balanced Portfolio | Institutional Class | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.91%
5 Years	rr_AverageAnnualReturnYear05	2.85%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.14%
Old Mutual Asset Allocation Balanced Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Total Other Expenses	rr_OtherExpensesOverAssets	0.74%
Acquired (Underlying) Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[1]
Fee Waivers And/Or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.46%	[2]
1 Year	rr_ExpenseExampleYear01	715
3 Years	rr_ExpenseExampleYear03	1,070
5 Years	rr_ExpenseExampleYear05	1,448
10 Years	rr_ExpenseExampleYear10	2,505
1 Year	rr_AverageAnnualReturnYear01	4.03%
5 Years	rr_AverageAnnualReturnYear05	2.94%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.47%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Old Mutual Asset Allocation Balanced Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Total Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired (Underlying) Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%	[1]
Fee Waivers And/Or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	2.21%	[2]
1 Year	rr_ExpenseExampleYear01	324
3 Years	rr_ExpenseExampleYear03	732
5 Years	rr_ExpenseExampleYear05	1,267
10 Years	rr_ExpenseExampleYear10	2,731
1 Year	rr_ExpenseExampleNoRedemptionYear01	224
3 Years	rr_ExpenseExampleNoRedemptionYear03	732
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,267
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,731
1 Year	rr_AverageAnnualReturnYear01	8.63%
5 Years	rr_AverageAnnualReturnYear05	3.40%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.72%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Old Mutual Asset Allocation Balanced Portfolio | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.21%
Total Other Expenses	rr_OtherExpensesOverAssets	1.21%
Acquired (Underlying) Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%	[1]
Fee Waivers And/Or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%	[2]
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	599
5 Years	rr_ExpenseExampleYear05	1,102
10 Years	rr_ExpenseExampleYear10	2,485
1 Year	rr_AverageAnnualReturnYear01	10.71%
5 Years	rr_AverageAnnualReturnYear05	4.44%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.46%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2005
Old Mutual Asset Allocation Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Old Mutual Asset Allocation Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Old Mutual Asset Allocation Balanced Portfolio (the "Portfolio") seeks to provide investors with capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Portfolio or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Your Investment" on page 38 of the Portfolio's statutory prospectus, and in the section entitled "Purchases and Redemptions of Shares" on page 60 of the Portfolio's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5.65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.65%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Portfolio or other Old Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets of the Portfolio stated in the Financial Highlights section of the statutory prospectus, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio is a "fund of funds," which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Portfolio expects to allocate its assets among equity and fixed-income funds.  The Portfolio's allocation between equity and fixed-income funds will change over time.

Equity Fund Allocation	Fixed-Income Fund Allocation
50-70%	30-50%

Based upon the analysis described in the section of the statutory prospectus entitled "More about the Portfolios," the Portfolio expects to invest 0-45% of its assets in each of the following underlying funds:

Old Mutual Analytic Fund
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Core Bond Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Cash Reserves Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual
Copper Rock International
Small Cap Fund
Old Mutual High Yield Fund1
Old Mutual Dwight Intermediate Fixed Income Fund
Old Mutual Dwight Short Term Fixed Income Fund
Old Mutual Focused Fund
Old Mutual Heitman REIT Fund
Old Mutual International Equity Fund
Old Mutual Large Cap Growth Fund
Old Mutual TS&W Mid-Cap Value Fund
Old Mutual TS&W Small Cap Value Fund

1
Shareholders of the Old Mutual High Yield Fund will be asked to approve a reorganization with respect to this fund to be effective on or about December 30, 2011, and, if approved, the Old Mutual High Yield Fund will no longer be an investment option for the Portfolio.

Old Mutual Capital evaluates Ibbotson's2 allocations at least annually and may change these allocations from time to time without the approval of or notice to shareholders.

2
Effective on or about December 31, 2011, Ibbotson Associates Advisers, LLC, a wholly-owned subsidiary of Ibbotson Associates, Inc., will be merged into Ibbotson Associates, Inc.  It is not anticipated that the merger will result in an assignment as that term is defined in the Investment Company Act of 1940, as amended.  Following the merger, Ibbotson Associates, Inc. will become sub-adviser to the Portfolio.  It is not anticipated that there will be any change to the portfolio managers in connection with the merger.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, you risk losing money by investing in the Portfolio.  The main risks of investing in the Portfolio are as follows:

Risks of Fund of Funds Structure. The performance and risks of the Portfolio will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by these funds.  The more the Portfolio allocates to equity funds, the greater the expected risk.  To the extent that the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.

Because the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Portfolio entails more direct and indirect expenses than a direct investment in the underlying funds.  As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Portfolio's transactions in shares of the underlying funds.

The Portfolio's ability to achieve its investment objective depends upon Ibbotson's skill in selecting the best mix of underlying funds.  There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson's selection of underlying funds.  The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some of these underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities.  The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The prices of individual equity securities do not all move in the same direction uniformly or at the same time; for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen.  To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed-Income Securities.  The underlying funds' investments in fixed-income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed-income securities held.  Generally, the value of a bond increases when interest rates decrease.  Conversely, the value of a bond decreases when interest rates increase.  The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  That is, when borrowers prepay their mortgages, the asset-backed securities that hold those mortgages will receive back principal, and the holders of those securities (such as the Portfolio) may have to re-invest that principal on less favorable terms. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. In times of volatile markets, the underlying assets of asset-backed securities may be less liquid, and thus the value of the asset-backed securities could be adversely affected.  Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, you risk losing money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year, 5 years, and since inception compare with those of broad measures of market performance.  The Portfolio's past performance, both before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. All performance figures reflect the reinvestment of dividends and capital gain distributions. The returns achieved prior to November 19, 2007 were under a fund of managers structure.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year, 5 years, and since inception compare with those of broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, both before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31 – Institutional Class 1
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart above, the highest return for a quarter was 14.93% (quarter ending June 30, 2009) and the lowest return for a quarter was (12.37%) (quarter ending December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Institutional Class shares. After tax returns for Class A, Class C, and Class Z shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the Return After Taxes on Distributions and Sale of Portfolio Shares is greater than the Return After Taxes on Distributions, it is because of realized losses. If losses are realized upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below compares the average annual total return information for the Portfolio's Class A, Class C, Class Z and Institutional Class shares to the Barclays Capital U.S. Aggregate Index, a widely recognized, unmanaged index (market value-weighted inclusive of accrued interest ) that measures the aggregate bond market, as well as to the Standard & Poor's Composite 1500 Index, an unmanaged,  broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A, Class C, and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Portfolio Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Old Mutual Asset Allocation Balanced Portfolio | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes) (9/30/2004 for Life of Fund returns)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.17%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Old Mutual Asset Allocation Balanced Portfolio | Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) (9/30/2004 for Life of Fund returns)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.54%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004

[1]	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets of the Portfolio stated in the Financial Highlights section of the statutory prospectus, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	The Adviser contractually has agreed to limit the operating expenses of the Portfolio to the following annual rates through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation does not include Acquired Fund Fees and Expenses. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties. Institutional Class Class A Class C Class Z 0.39% 0.64% 1.39% 0.39%
[3]	The year-to-date return as of September 30, 2011 is (5.08%).

Old Mutual Asset Allocation Moderate Growth Portfolio
Old Mutual Asset Allocation Moderate Growth Portfolio
INVESTMENT OBJECTIVE
Old Mutual Asset Allocation Moderate Growth Portfolio (the "Portfolio") seeks to provide investors with capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Portfolio or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Your Investment" on page 38 of the Portfolio's statutory prospectus, and in the section entitled "Purchases and Redemptions of Shares" on page 60 of the Portfolio's statement of additional information.

FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Old Mutual Asset Allocation Moderate Growth Portfolio (USD $)	Institutional Class	Class A	Class C	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	2.00%	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	12	12	12	12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Old Mutual Asset Allocation Moderate Growth Portfolio		Institutional Class	Class A	Class C	Class Z
Management Fees		0.25%	0.25%	0.25%	0.25%
Distribution (12b-1) Fees		none	none	0.75%	none
Service Fees		none	0.25%	0.25%	none
Other Operating Expenses		183.34%	0.51%	0.44%	1.40%
Total Other Expenses		183.34%	0.76%	0.69%	1.40%
Acquired (Underlying) Fund Fees And Expenses		0.90%	0.90%	0.90%	0.90%
Total Annual Fund Operating Expenses	[1]	184.49%	1.91%	2.59%	2.55%
Fee Waivers And/Or Expense Reimbursement	[2]	(183.27%)	(0.44%)	(0.37%)	(1.33%)
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	[2]	1.22%	1.47%	2.22%	1.22%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets of the Portfolio stated in the Financial Highlights section of the statutory prospectus, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	The Adviser contractually has agreed to limit the operating expenses of the Portfolio to the following annual rates through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation does not include Acquired Fund Fees and Expenses. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties. Institutional Class Class A Class C Class Z 0.32% 0.57% 1.32% 0.32%

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Old Mutual Asset Allocation Moderate Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	124	687	1,276	2,876
Class A	716	1,100	1,508	2,644
Class C	325	770	1,342	2,896
Class Z	124	666	1,235	2,784

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Old Mutual Asset Allocation Moderate Growth Portfolio Class C	225	770	1,342	2,896

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance.

 During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8.53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio is a "fund of funds," which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Portfolio expects to allocate its assets among equity and fixed-income funds.  The Portfolio's allocation between equity and fixed-income funds will change over time.

Equity Fund Allocation	Fixed-Income Fund Allocation
70-90%	10-30%

Based upon the analysis described in the section of the statutory prospectus entitled "More about the Portfolios," the Portfolio expects to invest 0-45% of its assets in each of the following underlying funds:

Old Mutual Analytic Fund
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Core Bond Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Cash Reserves Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual Copper Rock International Small Cap Fund
Old Mutual High Yield Fund1
Old Mutual Dwight Intermediate Fixed Income Fund
Old Mutual Dwight Short Term Fixed Income Fund
Old Mutual Focused Fund
Old Mutual Heitman REIT Fund
Old Mutual International Equity Fund
Old Mutual Large Cap Growth Fund
Old Mutual TS&W Mid-Cap Value Fund
Old Mutual TS&W Small Cap Value Fund

1
Shareholders of the Old Mutual High Yield Fund will be asked to approve a reorganization with respect to this fund to be effective on or about December 30, 2011, and, if approved, the Old Mutual High Yield Fund will no longer be an investment option for the Portfolio.

Old Mutual Capital evaluates Ibbotson's2 allocations at least annually and may change these allocations from time to time without the approval of or notice to shareholders.

2
Effective on or about December 31, 2011, Ibbotson Associates Advisers, LLC, a wholly-owned subsidiary of Ibbotson Associates, Inc., will be merged into Ibbotson Associates, Inc.  It is not anticipated that the merger will result in an assignment as that term is defined in the Investment Company Act of 1940, as amended.  Following the merger, Ibbotson Associates, Inc. will become sub-adviser to the Portfolio.  It is not anticipated that there will be any change to the portfolio managers in connection with the merger.

PRINCIPAL RISKS
Like all investments, you risk losing money by investing in the Portfolio.  The main risks of investing in the Portfolio are as follows:

Risks of Fund of Funds Structure. The performance and risks of the Portfolio will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by these funds.  The more the Portfolio allocates to equity funds, the greater the expected risk.  To the extent that the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.

Because the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Portfolio entails more direct and indirect expenses than a direct investment in the underlying funds.  As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Portfolio's transactions in shares of the underlying funds.

The Portfolio's ability to achieve its investment objective depends upon Ibbotson's skill in selecting the best mix of underlying funds.  There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson's selection of underlying funds.  The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some of these underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities.  The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The prices of individual equity securities do not all move in the same direction uniformly or at the same time; for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen.  To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed-Income Securities.  The underlying funds' investments in fixed-income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed-income securities held.  Generally, the value of a bond increases when interest rates decrease.  Conversely, the value of a bond decreases when interest rates increase.  The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  That is, when borrowers prepay their mortgages, the asset-backed securities that hold those mortgages will receive back principal, and the holders of those securities (such as the Portfolio) may have to re-invest that principal on less favorable terms. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. In times of volatile markets, the underlying assets of asset-backed securities may be less liquid, and thus the value of the asset-backed securities could be adversely affected.  Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

PERFORMANCE INFORMATION
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year, 5 years, and since inception compare with those of broad measures of market performance.  The Portfolio's past performance, both before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. All performance figures reflect the reinvestment of dividends and capital gain distributions. The returns achieved prior to November 19, 2007 were under a fund of managers structure.

Annual Total Returns as of December 31 – Institutional Class 1
The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[1]	The year-to-date return as of September 30, 2011 is (8.00%).

During the periods shown in the chart above, the highest return for a quarter was 17.75% (quarter ending June 30, 2009) and the lowest return for a quarter was (18.10%) (quarter ending December 31, 2008).

Average Annual Total Returns as of December 31, 2010
The table below compares the average annual total return information for the Portfolio's Class A, Class C, Class Z and Institutional Class shares to the Barclays Capital U.S. Aggregate Index, a widely recognized, unmanaged index (market value-weighted inclusive of accrued interest ) that measures the aggregate bond market, as well as to the Standard & Poor's Composite 1500 Index, an unmanaged, broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Asset Allocation Portfolio shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A, Class C, and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Portfolio Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Average Annual Total Returns - Old Mutual Asset Allocation Moderate Growth Portfolio	1 Year	5 Years	Life of Fund	Inception date
Institutional Class	12.36%	3.06%	5.09%	Sep 30, 2004
Institutional Class Return After Taxes on Distributions	11.55%	1.72%	3.96%
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares	8.04%	1.93%	3.82%
Class A	5.43%	1.54%	3.79%	Sep 30, 2004
Class C	10.16%	2.00%	4.01%	Sep 30, 2004
Class Z	12.24%	3.03%	3.02%	Dec 9, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes) (9/30/2004 for Life of Fund returns)	6.54%	5.80%	5.17%	Sep 30, 2004
Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) (9/30/2004 for Life of Fund returns)	16.38%	2.65%	4.54%	Sep 30, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Old Mutual Funds I
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
Old Mutual Asset Allocation Moderate Growth Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	183.34%
Total Other Expenses	rr_OtherExpensesOverAssets	183.34%
Acquired (Underlying) Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	184.49%	[1]
Fee Waivers And/Or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(183.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%	[2]
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	687
5 Years	rr_ExpenseExampleYear05	1,276
10 Years	rr_ExpenseExampleYear10	2,876
Annual Return 2005	rr_AnnualReturn2005	7.98%	[3]
Annual Return 2006	rr_AnnualReturn2006	15.07%	[3]
Annual Return 2007	rr_AnnualReturn2007	8.69%	[3]
Annual Return 2008	rr_AnnualReturn2008	(34.67%)	[3]
Annual Return 2009	rr_AnnualReturn2009	26.60%	[3]
Annual Return 2010	rr_AnnualReturn2010	12.36%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.10%)
1 Year	rr_AverageAnnualReturnYear01	12.36%
5 Years	rr_AverageAnnualReturnYear05	3.06%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.09%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Old Mutual Asset Allocation Moderate Growth Portfolio | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.55%
5 Years	rr_AverageAnnualReturnYear05	1.72%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.96%
Old Mutual Asset Allocation Moderate Growth Portfolio | Institutional Class | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.04%
5 Years	rr_AverageAnnualReturnYear05	1.93%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.82%
Old Mutual Asset Allocation Moderate Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.51%
Total Other Expenses	rr_OtherExpensesOverAssets	0.76%
Acquired (Underlying) Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[1]
Fee Waivers And/Or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.47%	[2]
1 Year	rr_ExpenseExampleYear01	716
3 Years	rr_ExpenseExampleYear03	1,100
5 Years	rr_ExpenseExampleYear05	1,508
10 Years	rr_ExpenseExampleYear10	2,644
1 Year	rr_AverageAnnualReturnYear01	5.43%
5 Years	rr_AverageAnnualReturnYear05	1.54%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.79%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Old Mutual Asset Allocation Moderate Growth Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.44%
Total Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired (Underlying) Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%	[1]
Fee Waivers And/Or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	2.22%	[2]
1 Year	rr_ExpenseExampleYear01	325
3 Years	rr_ExpenseExampleYear03	770
5 Years	rr_ExpenseExampleYear05	1,342
10 Years	rr_ExpenseExampleYear10	2,896
1 Year	rr_ExpenseExampleNoRedemptionYear01	225
3 Years	rr_ExpenseExampleNoRedemptionYear03	770
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,342
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,896
1 Year	rr_AverageAnnualReturnYear01	10.16%
5 Years	rr_AverageAnnualReturnYear05	2.00%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.01%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Old Mutual Asset Allocation Moderate Growth Portfolio | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.40%
Total Other Expenses	rr_OtherExpensesOverAssets	1.40%
Acquired (Underlying) Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%	[1]
Fee Waivers And/Or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%	[2]
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	666
5 Years	rr_ExpenseExampleYear05	1,235
10 Years	rr_ExpenseExampleYear10	2,784
1 Year	rr_AverageAnnualReturnYear01	12.24%
5 Years	rr_AverageAnnualReturnYear05	3.03%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.02%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2005
Old Mutual Asset Allocation Moderate Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Old Mutual Asset Allocation Moderate Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Old Mutual Asset Allocation Moderate Growth Portfolio (the "Portfolio") seeks to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Portfolio or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Your Investment" on page 38 of the Portfolio's statutory prospectus, and in the section entitled "Purchases and Redemptions of Shares" on page 60 of the Portfolio's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance.

 During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8.53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.53%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Portfolio or other Old Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets of the Portfolio stated in the Financial Highlights section of the statutory prospectus, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio is a "fund of funds," which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Portfolio expects to allocate its assets among equity and fixed-income funds.  The Portfolio's allocation between equity and fixed-income funds will change over time.

Equity Fund Allocation	Fixed-Income Fund Allocation
70-90%	10-30%

Based upon the analysis described in the section of the statutory prospectus entitled "More about the Portfolios," the Portfolio expects to invest 0-45% of its assets in each of the following underlying funds:

Old Mutual Analytic Fund
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Core Bond Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Cash Reserves Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual Copper Rock International Small Cap Fund
Old Mutual High Yield Fund1
Old Mutual Dwight Intermediate Fixed Income Fund
Old Mutual Dwight Short Term Fixed Income Fund
Old Mutual Focused Fund
Old Mutual Heitman REIT Fund
Old Mutual International Equity Fund
Old Mutual Large Cap Growth Fund
Old Mutual TS&W Mid-Cap Value Fund
Old Mutual TS&W Small Cap Value Fund

1
Shareholders of the Old Mutual High Yield Fund will be asked to approve a reorganization with respect to this fund to be effective on or about December 30, 2011, and, if approved, the Old Mutual High Yield Fund will no longer be an investment option for the Portfolio.

Old Mutual Capital evaluates Ibbotson's2 allocations at least annually and may change these allocations from time to time without the approval of or notice to shareholders.

2
Effective on or about December 31, 2011, Ibbotson Associates Advisers, LLC, a wholly-owned subsidiary of Ibbotson Associates, Inc., will be merged into Ibbotson Associates, Inc.  It is not anticipated that the merger will result in an assignment as that term is defined in the Investment Company Act of 1940, as amended.  Following the merger, Ibbotson Associates, Inc. will become sub-adviser to the Portfolio.  It is not anticipated that there will be any change to the portfolio managers in connection with the merger.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, you risk losing money by investing in the Portfolio.  The main risks of investing in the Portfolio are as follows:

Risks of Fund of Funds Structure. The performance and risks of the Portfolio will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by these funds.  The more the Portfolio allocates to equity funds, the greater the expected risk.  To the extent that the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.

Because the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Portfolio entails more direct and indirect expenses than a direct investment in the underlying funds.  As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Portfolio's transactions in shares of the underlying funds.

The Portfolio's ability to achieve its investment objective depends upon Ibbotson's skill in selecting the best mix of underlying funds.  There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson's selection of underlying funds.  The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some of these underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities.  The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The prices of individual equity securities do not all move in the same direction uniformly or at the same time; for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen.  To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed-Income Securities.  The underlying funds' investments in fixed-income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed-income securities held.  Generally, the value of a bond increases when interest rates decrease.  Conversely, the value of a bond decreases when interest rates increase.  The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  That is, when borrowers prepay their mortgages, the asset-backed securities that hold those mortgages will receive back principal, and the holders of those securities (such as the Portfolio) may have to re-invest that principal on less favorable terms. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. In times of volatile markets, the underlying assets of asset-backed securities may be less liquid, and thus the value of the asset-backed securities could be adversely affected.  Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, you risk losing money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year, 5 years, and since inception compare with those of broad measures of market performance.  The Portfolio's past performance, both before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. All performance figures reflect the reinvestment of dividends and capital gain distributions. The returns achieved prior to November 19, 2007 were under a fund of managers structure.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year, 5 years, and since inception compare with those of broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, both before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31 – Institutional Class 1
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart above, the highest return for a quarter was 17.75% (quarter ending June 30, 2009) and the lowest return for a quarter was (18.10%) (quarter ending December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Asset Allocation Portfolio shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Institutional Class shares. After tax returns for Class A, Class C, and Class Z shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the Return After Taxes on Distributions and Sale of Portfolio Shares is greater than the Return After Taxes on Distributions, it is because of realized losses. If losses are realized upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below compares the average annual total return information for the Portfolio's Class A, Class C, Class Z and Institutional Class shares to the Barclays Capital U.S. Aggregate Index, a widely recognized, unmanaged index (market value-weighted inclusive of accrued interest ) that measures the aggregate bond market, as well as to the Standard & Poor's Composite 1500 Index, an unmanaged, broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Asset Allocation Portfolio shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A, Class C, and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Portfolio Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Old Mutual Asset Allocation Moderate Growth Portfolio | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes) (9/30/2004 for Life of Fund returns)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.17%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Old Mutual Asset Allocation Moderate Growth Portfolio | Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) (9/30/2004 for Life of Fund returns)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.54%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004

[1]	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets of the Portfolio stated in the Financial Highlights section of the statutory prospectus, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	The Adviser contractually has agreed to limit the operating expenses of the Portfolio to the following annual rates through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation does not include Acquired Fund Fees and Expenses. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties. Institutional Class Class A Class C Class Z 0.32% 0.57% 1.32% 0.32%
[3]	The year-to-date return as of September 30, 2011 is (8.00%).

Old Mutual Asset Allocation Growth Portfolio
Old Mutual Asset Allocation Growth Portfolio
INVESTMENT OBJECTIVE
Old Mutual Asset Allocation Growth Portfolio (the "Portfolio") seeks to provide investors with capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Portfolio or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Your Investment" on page 38 of the Portfolio's statutory prospectus, and in the section entitled "Purchases and Redemptions of Shares" on page 60 of the Portfolio's statement of additional information.

FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Old Mutual Asset Allocation Growth Portfolio (USD $)	Institutional Class	Class A	Class C	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	2.00%	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	12	12	12	12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Old Mutual Asset Allocation Growth Portfolio		Institutional Class	Class A	Class C	Class Z
Management Fees		0.25%	0.25%	0.25%	0.25%
Distribution (12b-1) Fees		none	none	0.75%	none
Service Fees		none	0.25%	0.25%	none
Other Operating Expenses		2.04%	0.63%	0.50%	0.88%
Total Other Expenses		2.04%	0.88%	0.75%	0.88%
Acquired (Underlying) Fund Fees And Expenses		0.95%	0.95%	0.95%	0.95%
Total Annual Fund Operating Expenses	[1]	3.24%	2.08%	2.70%	2.08%
Fee Waivers And/Or Expense Reimbursement	[2]	(1.97%)	(0.56%)	(0.43%)	(0.81%)
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	[2]	1.27%	1.52%	2.27%	1.27%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets of the Portfolio stated in the Financial Highlights section of the statutory prospectus, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	The Adviser contractually has agreed to limit the operating expenses of the Portfolio to the following annual rates through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation does not include Acquired Fund Fees and Expenses. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties. Institutional Class Class A Class C Class Z 0.32% 0.57% 1.32% 0.32%

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Old Mutual Asset Allocation Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	129	702	1,301	2,925
Class A	721	1,139	1,581	2,806
Class C	330	798	1,392	3,001
Class Z	129	573	1,044	2,347

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Old Mutual Asset Allocation Growth Portfolio Class C	230	798	1,392	3,001

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 7.78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio is a "fund of funds," which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Portfolio expects to allocate its assets among equity and fixed-income funds.  The Portfolio's allocation between equity and fixed-income funds will change over time.

Equity Fund Allocation	Fixed-Income Fund Allocation
90-100%	0-10%

Based upon the analysis described in the section of the statutory prospectus entitled "More about the Portfolios," the Portfolio expects to invest 0-45% of its assets in each of the following underlying funds:

Old Mutual Analytic Fund
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Core Bond Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Cash Reserves Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual Copper Rock International Small Cap Fund
Old Mutual High Yield Fund1
Old Mutual Dwight Intermediate Fixed Income Fund
Old Mutual Dwight Short Term Fixed Income Fund
Old Mutual Focused Fund
Old Mutual Heitman REIT Fund
Old Mutual International Equity Fund
Old Mutual Large Cap Growth Fund
Old Mutual TS&W Mid-Cap Value Fund

Old Mutual TS&W Small Cap Value Fund

1
Shareholders of the Old Mutual High Yield Fund will be asked to approve a reorganization with respect to this fund to be effective on or about December 30, 2011, and, if approved, the Old Mutual High Yield Fund will no longer be an investment option for the Portfolio.

Old Mutual Capital evaluates Ibbotson's2 allocations at least annually and may change these allocations from time to time without the approval of or notice to shareholders.

2
Effective on or about December 31, 2011, Ibbotson Associates Advisers, LLC, a wholly-owned subsidiary of Ibbotson Associates, Inc., will be merged into Ibbotson Associates, Inc.  It is not anticipated that the merger will result in an assignment as that term is defined in the Investment Company Act of 1940, as amended.  Following the merger, Ibbotson Associates, Inc. will become sub-adviser to the Portfolio.  It is not anticipated that there will be any change to the portfolio managers in connection with the merger.

PRINCIPAL RISKS
Like all investments, you risk losing money by investing in the Portfolio.  The main risks of investing in the Portfolio are as follows:

Risks of Fund of Funds Structure. The performance and risks of the Portfolio will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by these funds.  The more the Portfolio allocates to equity funds, the greater the expected risk.  To the extent that the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.

Because the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Portfolio entails more direct and indirect expenses than a direct investment in the underlying funds.  As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Portfolio's transactions in shares of the underlying funds.

The Portfolio's ability to achieve its investment objective depends upon Ibbotson's skill in selecting the best mix of underlying funds.  There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson's selection of underlying funds.  The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some of these underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities.  The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The prices of individual equity securities do not all move in the same direction uniformly or at the same time; for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen.  To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed-Income Securities.  The underlying funds' investments in fixed-income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed-income securities held.  Generally, the value of a bond increases when interest rates decrease.  Conversely, the value of a bond decreases when interest rates increase.  The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  That is, when borrowers prepay their mortgages, the asset-backed securities that hold those mortgages will receive back principal, and the holders of those securities (such as the Portfolio) may have to re-invest that principal on less favorable terms. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. In times of volatile markets, the underlying assets of asset-backed securities may be less liquid, and thus the value of the asset-backed securities could be adversely affected.  Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

PERFORMANCE INFORMATION
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year, 5 years, and since inception compare with those of broad measures of market performance.  The Portfolio's past performance, both before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. All performance figures reflect the reinvestment of dividends and capital gain distributions. The returns achieved prior to November 19, 2007 were under a fund of managers structure.

Annual Total Returns as of December 31 – Institutional Class 1
The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[1]	The year-to-date return as of September 30, 2011 is (10.94%).

During the periods shown in the chart above, the highest return for a quarter was 20.62% (quarter ending June 30, 2009) and the lowest return for a quarter was (23.79%) (quarter ending December 31, 2008).

Average Annual Total Returns as of December 31, 2010
The table below compares the average annual total return information for the Portfolio's Class A, Class C, Class Z and Institutional Class shares to the Standard & Poor's Composite 1500 Index, an unmanaged,  broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Asset Allocation Portfolio shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A, Class C, and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Portfolio Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Average Annual Total Returns - Old Mutual Asset Allocation Growth Portfolio	1 Year	5 Years	Life of Fund	Inception date
Institutional Class	14.00%	1.87%	4.84%	Sep 30, 2004
Institutional Class Return After Taxes on Distributions	13.68%	0.89%	4.00%
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares	9.10%	1.14%	3.79%
Class A	7.07%	0.42%	3.60%	Sep 30, 2004
Class C	11.78%	0.88%	3.81%	Sep 30, 2004
Class Z	14.04%	1.90%	1.88%	Dec 9, 2005
Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) (9/30/2004 for Life of Fund returns)	16.38%	2.65%	4.54%	Sep 30, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Old Mutual Funds I
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
Old Mutual Asset Allocation Growth Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	2.04%
Total Other Expenses	rr_OtherExpensesOverAssets	2.04%
Acquired (Underlying) Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.24%	[1]
Fee Waivers And/Or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.97%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.27%	[2]
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	702
5 Years	rr_ExpenseExampleYear05	1,301
10 Years	rr_ExpenseExampleYear10	2,925
Annual Return 2005	rr_AnnualReturn2005	10.31%	[3]
Annual Return 2006	rr_AnnualReturn2006	17.89%	[3]
Annual Return 2007	rr_AnnualReturn2007	7.88%	[3]
Annual Return 2008	rr_AnnualReturn2008	(42.04%)	[3]
Annual Return 2009	rr_AnnualReturn2009	30.55%	[3]
Annual Return 2010	rr_AnnualReturn2010	14.00%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.79%)
1 Year	rr_AverageAnnualReturnYear01	14.00%
5 Years	rr_AverageAnnualReturnYear05	1.87%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.84%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Old Mutual Asset Allocation Growth Portfolio | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.68%
5 Years	rr_AverageAnnualReturnYear05	0.89%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.00%
Old Mutual Asset Allocation Growth Portfolio | Institutional Class | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.10%
5 Years	rr_AverageAnnualReturnYear05	1.14%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.79%
Old Mutual Asset Allocation Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.63%
Total Other Expenses	rr_OtherExpensesOverAssets	0.88%
Acquired (Underlying) Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%	[1]
Fee Waivers And/Or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.52%	[2]
1 Year	rr_ExpenseExampleYear01	721
3 Years	rr_ExpenseExampleYear03	1,139
5 Years	rr_ExpenseExampleYear05	1,581
10 Years	rr_ExpenseExampleYear10	2,806
1 Year	rr_AverageAnnualReturnYear01	7.07%
5 Years	rr_AverageAnnualReturnYear05	0.42%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.60%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Old Mutual Asset Allocation Growth Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.50%
Total Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired (Underlying) Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%	[1]
Fee Waivers And/Or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	2.27%	[2]
1 Year	rr_ExpenseExampleYear01	330
3 Years	rr_ExpenseExampleYear03	798
5 Years	rr_ExpenseExampleYear05	1,392
10 Years	rr_ExpenseExampleYear10	3,001
1 Year	rr_ExpenseExampleNoRedemptionYear01	230
3 Years	rr_ExpenseExampleNoRedemptionYear03	798
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,392
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,001
1 Year	rr_AverageAnnualReturnYear01	11.78%
5 Years	rr_AverageAnnualReturnYear05	0.88%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.81%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Old Mutual Asset Allocation Growth Portfolio | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.88%
Total Other Expenses	rr_OtherExpensesOverAssets	0.88%
Acquired (Underlying) Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%	[1]
Fee Waivers And/Or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.27%	[2]
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	573
5 Years	rr_ExpenseExampleYear05	1,044
10 Years	rr_ExpenseExampleYear10	2,347
1 Year	rr_AverageAnnualReturnYear01	14.04%
5 Years	rr_AverageAnnualReturnYear05	1.90%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.88%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2005
Old Mutual Asset Allocation Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Old Mutual Asset Allocation Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Old Mutual Asset Allocation Growth Portfolio (the "Portfolio") seeks to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Portfolio or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Your Investment" on page 38 of the Portfolio's statutory prospectus, and in the section entitled "Purchases and Redemptions of Shares" on page 60 of the Portfolio's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 7.78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.78%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Portfolio or other Old Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets of the Portfolio stated in the Financial Highlights section of the statutory prospectus, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio is a "fund of funds," which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Portfolio expects to allocate its assets among equity and fixed-income funds.  The Portfolio's allocation between equity and fixed-income funds will change over time.

Equity Fund Allocation	Fixed-Income Fund Allocation
90-100%	0-10%

Based upon the analysis described in the section of the statutory prospectus entitled "More about the Portfolios," the Portfolio expects to invest 0-45% of its assets in each of the following underlying funds:

Old Mutual Analytic Fund
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Core Bond Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Cash Reserves Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual Copper Rock International Small Cap Fund
Old Mutual High Yield Fund1
Old Mutual Dwight Intermediate Fixed Income Fund
Old Mutual Dwight Short Term Fixed Income Fund
Old Mutual Focused Fund
Old Mutual Heitman REIT Fund
Old Mutual International Equity Fund
Old Mutual Large Cap Growth Fund
Old Mutual TS&W Mid-Cap Value Fund

Old Mutual TS&W Small Cap Value Fund

1
Shareholders of the Old Mutual High Yield Fund will be asked to approve a reorganization with respect to this fund to be effective on or about December 30, 2011, and, if approved, the Old Mutual High Yield Fund will no longer be an investment option for the Portfolio.

Old Mutual Capital evaluates Ibbotson's2 allocations at least annually and may change these allocations from time to time without the approval of or notice to shareholders.

2
Effective on or about December 31, 2011, Ibbotson Associates Advisers, LLC, a wholly-owned subsidiary of Ibbotson Associates, Inc., will be merged into Ibbotson Associates, Inc.  It is not anticipated that the merger will result in an assignment as that term is defined in the Investment Company Act of 1940, as amended.  Following the merger, Ibbotson Associates, Inc. will become sub-adviser to the Portfolio.  It is not anticipated that there will be any change to the portfolio managers in connection with the merger.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, you risk losing money by investing in the Portfolio.  The main risks of investing in the Portfolio are as follows:

Risks of Fund of Funds Structure. The performance and risks of the Portfolio will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by these funds.  The more the Portfolio allocates to equity funds, the greater the expected risk.  To the extent that the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.

Because the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Portfolio entails more direct and indirect expenses than a direct investment in the underlying funds.  As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Portfolio's transactions in shares of the underlying funds.

The Portfolio's ability to achieve its investment objective depends upon Ibbotson's skill in selecting the best mix of underlying funds.  There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson's selection of underlying funds.  The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some of these underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities.  The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The prices of individual equity securities do not all move in the same direction uniformly or at the same time; for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen.  To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed-Income Securities.  The underlying funds' investments in fixed-income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed-income securities held.  Generally, the value of a bond increases when interest rates decrease.  Conversely, the value of a bond decreases when interest rates increase.  The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  That is, when borrowers prepay their mortgages, the asset-backed securities that hold those mortgages will receive back principal, and the holders of those securities (such as the Portfolio) may have to re-invest that principal on less favorable terms. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. In times of volatile markets, the underlying assets of asset-backed securities may be less liquid, and thus the value of the asset-backed securities could be adversely affected.  Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, you risk losing money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year, 5 years, and since inception compare with those of broad measures of market performance.  The Portfolio's past performance, both before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. All performance figures reflect the reinvestment of dividends and capital gain distributions. The returns achieved prior to November 19, 2007 were under a fund of managers structure.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year, 5 years, and since inception compare with those of broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, both before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31 – Institutional Class 1
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart above, the highest return for a quarter was 20.62% (quarter ending June 30, 2009) and the lowest return for a quarter was (23.79%) (quarter ending December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Asset Allocation Portfolio shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Institutional Class shares. After tax returns for Class A, Class C, and Class Z shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the Return After Taxes on Distributions and Sale of Portfolio Shares is greater than the Return After Taxes on Distributions, it is because of realized losses. If losses are realized upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below compares the average annual total return information for the Portfolio's Class A, Class C, Class Z and Institutional Class shares to the Standard & Poor's Composite 1500 Index, an unmanaged,  broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Asset Allocation Portfolio shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A, Class C, and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Portfolio Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Old Mutual Asset Allocation Growth Portfolio | Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) (9/30/2004 for Life of Fund returns)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.54%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004

[1]	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets of the Portfolio stated in the Financial Highlights section of the statutory prospectus, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	The Adviser contractually has agreed to limit the operating expenses of the Portfolio to the following annual rates through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation does not include Acquired Fund Fees and Expenses. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties. Institutional Class Class A Class C Class Z 0.32% 0.57% 1.32% 0.32%
[3]	The year-to-date return as of September 30, 2011 is (10.94%).

Old Mutual Analytic Fund
Old Mutual Analytic Fund Morningstar Category: Long-Short
INVESTMENT OBJECTIVE
Old Mutual Analytic Fund (the "Fund") seeks to obtain long-term capital appreciation from hedged equity investments with less risk than a fully invested, unhedged equity portfolio.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other retail mutual funds advised by Old Mutual Capital, Inc. ("Old Mutual Funds").  More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Your Investment" on page 30 of the Fund's statutory prospectus, and in the section entitled "Purchases and Redemptions of Shares" on page 64 of the Fund's statement of additional information.

FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Old Mutual Analytic Fund (USD $)	Institutional Class	Class A	Class C	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	2.00%	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	12	12	12	12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Old Mutual Analytic Fund		Institutional Class	Class A	Class C	Class Z
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fees		none	none	0.75%	none
Expenses on Short Sales		0.27%	0.27%	0.27%	0.29%
Service Fees		none	0.25%	0.25%	none
Other Operating Expenses		815.70%	0.79%	0.66%	0.54%
Total Other Expenses		815.97%	1.31%	1.18%	0.83%
Acquired (Underlying) Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	816.83%	2.17%	2.79%	1.69%
Fee Waivers and/or Expense Reimbursement	[2]	(815.30%)	(0.34%)	(0.21%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	[2]	1.53%	1.83%	2.58%	1.60%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratios of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Adviser") contractually agreed to limit the operating expenses of the Fund to an annual rate of 1.25% for Institutional Class shares, 1.55% for Class A shares, 2.30% for Class C shares, and 1.30% for Class Z shares through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation does not include Acquired Fund Fees and Expenses or Expenses on Short Sales. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Old Mutual Analytic Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	156	796	1,461	3,241
Class A	750	1,184	1,643	2,909
Class C	361	845	1,455	3,102
Class Z	163	525	911	1,992

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Old Mutual Analytic Fund Class C	261	845	1,455	3,102

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 231.43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its objective, the Fund normally invests in a combination of stocks, debt securities, and derivative instruments.  The Fund normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities.  This strategy may not be changed unless Fund shareholders are given at least 60 days' prior notice.

Equity Strategy.  The Fund invests primarily in long and short positions in U.S. large cap stocks included in the Russell 1000® Index, although the Fund may invest in other equity securities.  The Russell 1000 Index consists of the largest 1,000 domestic companies based on market capitalization.  The Fund buys securities "long" that Analytic Investors, LLC ("Analytic"), the Fund's sub-adviser, believes will outperform and sells securities "short" that Analytic believes will underperform.  The Fund intends to take long and short equity positions that may vary over time based on Analytic's assessment of market conditions and other factors.  The Fund's long equity exposure is ordinarily expected to range from 80% to 130% and its short equity exposure from 0% to 70% of the Fund's net assets, excluding cash.  The Fund may take short positions at the higher end of this range when it has reduced its written call options positions under the option strategy and may during these periods hold a substantial portion of the Fund's total assets in high quality short-term debt securities, cash, or cash equivalents.

Analytic selects common stocks and other equity securities for the Fund using a proprietary system that ranks securities according to a quantitative model.  The model attempts to determine a security's intrinsic value by evaluating variables such as relative valuation, price momentum, company fundamentals, liquidity, and risk.

Options Strategy.  The options strategy is intended to reduce overall portfolio risk.  The Fund's options strategy primarily focuses on the use of writing (selling) call options on equity indexes or index exchange-traded funds ("ETFs").  For these purposes, the Fund treats options on indexes and ETFs as being written on securities having an aggregatevalue equal to the face or notional amount of the index or ETF subject to the option.  Writing index and ETF call options is intended to reduce the Fund's volatility and provide income, although it may also reduce the Fund's ability to profit from increases in the value of its equity portfolio.  The Fund may sell call options on broad-based domestic equity indexes or ETFs, such as the Standard and Poor's ("S&P") 100® Index, as well as on narrower market indexes or ETFs or on indexes or ETFs of companies in a particular industry or sector.  The Fund may also sell call options on foreign indexes or ETFs.  The Fund seeks to write options on broad- and narrow-based indexes and ETFs that correlate with the price movements of the Fund's equity securities.

The Fund may also buy index put options to help protect the Fund from market declines that may occur in the future as the value of index put options increases as the prices of the stocks constituting the index decrease.  However, during periods of market appreciation, the value of the index put option decreases as these stocks increase in price.

The Fund may also write (sell) covered call options on individual equity securities to generate income.    A covered call is a transaction in which the seller of call options owns the corresponding amount of shares of a security.  When the Fund writes a covered call option, the Fund makes an obligation to deliver a security it already owns at an agreed-upon strike price on or before a predetermined date in the future in return for a premium.  The Fund may also purchase put options on individual equity securities which it owns.  A put option gives the Fund the right, but not the obligation, to sell an underlying security to the writer of the option at an agreed-upon strike price on or before a predetermined date in the future.

Other Derivative Strategies.  In addition to the options strategy, the Fund may use other derivatives for a variety of purposes, including to:

  hedge against market and other risks in the portfolio;
  manage cash flows; and
  maintain market exposure and adjust the characteristics of its investments to more closely approximate those of its benchmark, with reduced transaction costs.

Analytic may use futures contracts as an efficient way to gain broad market exposure with reduced transaction costs and/or to hedge against market and other risks in the Fund's portfolio.  A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time.  A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

PRINCIPAL RISKS
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in the Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or Analytic may misgauge that worth.

Short Sales Risk.  If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with the short sale.  In addition, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.  The Fund may experience a loss if it is required to return a security that it borrowed to sell short.

Segregated Account Risk.  Until the Fund replaces a borrowed security, it is required to segregate cash or liquid securities on the records of a broker or custodian to cover the Fund's short position.  Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities.  As a result, there is the possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management.

Covered Call Options Risk.  Investments in covered calls involve certain risks.  These risks include:

•
Limited Gains.  By selling a covered call option, the Fund may forego the opportunity to benefit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock.  While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its prevailing market price.

•
Lack of Liquidity for the Option.  A liquid market may not exist for the option.  If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

•
Lack of Liquidity for the Security.  The Fund's investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities.  Because the Fund will generally hold the stocks underlying the call option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Tax Consequences.  The Fund expects to generate premiums from its sale of call options.  These premiums typically will result in short-term capital gains to the Fund for federal and state income tax purposes.  Transactions involving the disposition of the Fund's underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses.  Due to the tax treatment of securities on which call options have been written, the holding period of the underlying security may be affected and some or all of the gains from the sale of the underlying security may be short-term capital gains.  Short-term capital gains are usually taxable as ordinary income when distributed to shareholders.  Because the Fund does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions, or reorganizations) may force it to realize capital gains or losses at inopportune times.

Derivatives Risk.  Derivatives, including options, futures contracts, swap agreements, and options related to futures contracts, are often more volatile than other investments and may magnify the Fund's gains or losses.  There are various factors that affect the Fund's ability to achieve its objectives with derivatives.  Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells.  The Fund could lose money if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a particular derivative instrument may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objectives and to realize profits or limit losses.

Since transactions in derivatives may involve leverage, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund.  The Fund uses this leverage as a means of enhancing returns without increasing its investment.  Derivatives are often more volatile than other investments and the maximum potential loss on the use of derivatives may be greater than the value presented in the Fund's Statement of Assets and Liabilities.  The Fund's use of certain derivatives may be considered speculative.

Swap Risk.  Swap agreements involve the risk that a swap counterparty will default on its payment obligation to the Fund.  The Fund attempts to limit this risk by entering into a transaction with counterparties that meet certain credit requirements and that have been pre-approved by the Board of Trustees (the "Board") of Old Mutual Funds I (the "Trust").

Equity swaps have a potentially greater downside risk than interest rate swaps, for example, since equity returns, unlike interest rates, can be negative.

Leverage Risk.  By engaging in certain derivative strategies or investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks.  The use of leverage may increase the Fund's exposure to long or short equity positions and make any change in the Fund's net asset value greater than without the use of leverage.  Leverage generally results in increased volatility of returns.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund's performance to be susceptible to the economic, business, or other developments that affect those industries.

Small- and Mid-Size Company Risk.  While the Fund invests primarily in large capitalization companies, the Fund may also invest in small- or mid-size companies.  While small- and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of smaller-cap issuers tend to be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a smaller-cap issuer at an acceptable price, especially in periods of market volatility.

PERFORMANCE INFORMATION
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years or since inception compared with those of two broad measures of market performance.  The Fund's past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

On December 9, 2005, the Fund acquired substantially all the assets and liabilities of the Analytic Defensive Equity Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund").  On June 24, 2002, the Predecessor Fund acquired substantially all of the assets and liabilities of the Analytic Defensive Equity Fund, a series of UAM Funds, Inc. II.  Analytic used substantially similar strategies and policies to manage both funds.  Performance prior to December 9, 2005 stated below for Class Z shares is based on the performance of the Predecessor Fund's institutional class shares.  The Fund's Class Z shares are the successor class of the Predecessor Fund's institutional class.  The Fund's fees and expenses for Class Z shares are identical to the Predecessor Fund's institutional class shares.

Annual Total Returns as of December 31 – Class Z 1
The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[1]	The year-to-date return as of September 30, 2011 is (2.45%).

During the periods shown in the bar chart, the highest return for a quarter was 10.14% (quarter ending December 31, 2003) and the lowest return for a quarter was (16.78%) (quarter ending December 31, 2008).

Average Annual Total Returns as of December 31, 2010
The table below compares the average annual total return information for the Fund's Class A, Class C, Class Z and Institutional Class shares to the S&P 500®, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries, as well as to the Citigroup 3-Month T-Bill Index, an unmanaged index that measures the performance of three-month Treasury bills.  Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A, Class C, and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Average Annual Total Returns - Old Mutual Analytic Fund	1 Year	5 Years	10 Years	Life of Fund	Inception date
Institutional Class	6.51%	(3.95%)		(4.03%)	Dec 9, 2005
Institutional Class Return After Taxes on Distributions	6.51%	(4.39%)		(4.67%)
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares	4.23%	(3.52%)		(3.65%)
Class A	0.10%	(5.34%)		(3.17%)	Mar 31, 2005
Class C	4.34%	(4.95%)		(2.91%)	Mar 31, 2005
Class Z	6.41%	(3.98%)	0.92%		Jul 1, 1978
S&P 500 (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Citigroup 3-Month T-Bill Index (reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Old Mutual Funds I
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
Old Mutual Analytic Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.27%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	815.70%
Total Other Expenses	rr_OtherExpensesOverAssets	815.97%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	816.83%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(815.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.53%	[2]
1 Year	rr_ExpenseExampleYear01	156
3 Years	rr_ExpenseExampleYear03	796
5 Years	rr_ExpenseExampleYear05	1,461
10 Years	rr_ExpenseExampleYear10	3,241
1 Year	rr_AverageAnnualReturnYear01	6.51%
5 Years	rr_AverageAnnualReturnYear05	(3.95%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.03%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2005
Old Mutual Analytic Fund | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.51%
5 Years	rr_AverageAnnualReturnYear05	(4.39%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.67%)
Old Mutual Analytic Fund | Institutional Class | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.23%
5 Years	rr_AverageAnnualReturnYear05	(3.52%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.65%)
Old Mutual Analytic Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.27%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.79%
Total Other Expenses	rr_OtherExpensesOverAssets	1.31%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.83%	[2]
1 Year	rr_ExpenseExampleYear01	750
3 Years	rr_ExpenseExampleYear03	1,184
5 Years	rr_ExpenseExampleYear05	1,643
10 Years	rr_ExpenseExampleYear10	2,909
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	(5.34%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.17%)
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2005
Old Mutual Analytic Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.27%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Total Other Expenses	rr_OtherExpensesOverAssets	1.18%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.79%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	2.58%	[2]
1 Year	rr_ExpenseExampleYear01	361
3 Years	rr_ExpenseExampleYear03	845
5 Years	rr_ExpenseExampleYear05	1,455
10 Years	rr_ExpenseExampleYear10	3,102
1 Year	rr_ExpenseExampleNoRedemptionYear01	261
3 Years	rr_ExpenseExampleNoRedemptionYear03	845
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,455
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,102
1 Year	rr_AverageAnnualReturnYear01	4.34%
5 Years	rr_AverageAnnualReturnYear05	(4.95%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.91%)
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2005
Old Mutual Analytic Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.29%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.54%
Total Other Expenses	rr_OtherExpensesOverAssets	0.83%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[2]
1 Year	rr_ExpenseExampleYear01	163
3 Years	rr_ExpenseExampleYear03	525
5 Years	rr_ExpenseExampleYear05	911
10 Years	rr_ExpenseExampleYear10	1,992
Annual Return 2001	rr_AnnualReturn2001	(1.98%)	[3]
Annual Return 2002	rr_AnnualReturn2002	(12.22%)	[3]
Annual Return 2003	rr_AnnualReturn2003	23.13%	[3]
Annual Return 2004	rr_AnnualReturn2004	9.87%	[3]
Annual Return 2005	rr_AnnualReturn2005	15.36%	[3]
Annual Return 2006	rr_AnnualReturn2006	8.69%	[3]
Annual Return 2007	rr_AnnualReturn2007	1.69%	[3]
Annual Return 2008	rr_AnnualReturn2008	(33.79%)	[3]
Annual Return 2009	rr_AnnualReturn2009	4.78%	[3]
Annual Return 2010	rr_AnnualReturn2010	6.41%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.78%)
1 Year	rr_AverageAnnualReturnYear01	6.41%
5 Years	rr_AverageAnnualReturnYear05	(3.98%)
10 Years	rr_AverageAnnualReturnYear10	0.92%
Inception date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1978
Old Mutual Analytic Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Old Mutual Analytic Fund Morningstar Category: Long-Short
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Old Mutual Analytic Fund (the "Fund") seeks to obtain long-term capital appreciation from hedged equity investments with less risk than a fully invested, unhedged equity portfolio.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other retail mutual funds advised by Old Mutual Capital, Inc. ("Old Mutual Funds").  More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Your Investment" on page 30 of the Fund's statutory prospectus, and in the section entitled "Purchases and Redemptions of Shares" on page 64 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 231.43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	231.43%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other retail mutual funds advised by Old Mutual Capital, Inc. ("Old Mutual Funds").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratios of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its objective, the Fund normally invests in a combination of stocks, debt securities, and derivative instruments.  The Fund normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities.  This strategy may not be changed unless Fund shareholders are given at least 60 days' prior notice.

Equity Strategy.  The Fund invests primarily in long and short positions in U.S. large cap stocks included in the Russell 1000® Index, although the Fund may invest in other equity securities.  The Russell 1000 Index consists of the largest 1,000 domestic companies based on market capitalization.  The Fund buys securities "long" that Analytic Investors, LLC ("Analytic"), the Fund's sub-adviser, believes will outperform and sells securities "short" that Analytic believes will underperform.  The Fund intends to take long and short equity positions that may vary over time based on Analytic's assessment of market conditions and other factors.  The Fund's long equity exposure is ordinarily expected to range from 80% to 130% and its short equity exposure from 0% to 70% of the Fund's net assets, excluding cash.  The Fund may take short positions at the higher end of this range when it has reduced its written call options positions under the option strategy and may during these periods hold a substantial portion of the Fund's total assets in high quality short-term debt securities, cash, or cash equivalents.

Analytic selects common stocks and other equity securities for the Fund using a proprietary system that ranks securities according to a quantitative model.  The model attempts to determine a security's intrinsic value by evaluating variables such as relative valuation, price momentum, company fundamentals, liquidity, and risk.

Options Strategy.  The options strategy is intended to reduce overall portfolio risk.  The Fund's options strategy primarily focuses on the use of writing (selling) call options on equity indexes or index exchange-traded funds ("ETFs").  For these purposes, the Fund treats options on indexes and ETFs as being written on securities having an aggregatevalue equal to the face or notional amount of the index or ETF subject to the option.  Writing index and ETF call options is intended to reduce the Fund's volatility and provide income, although it may also reduce the Fund's ability to profit from increases in the value of its equity portfolio.  The Fund may sell call options on broad-based domestic equity indexes or ETFs, such as the Standard and Poor's ("S&P") 100® Index, as well as on narrower market indexes or ETFs or on indexes or ETFs of companies in a particular industry or sector.  The Fund may also sell call options on foreign indexes or ETFs.  The Fund seeks to write options on broad- and narrow-based indexes and ETFs that correlate with the price movements of the Fund's equity securities.

The Fund may also buy index put options to help protect the Fund from market declines that may occur in the future as the value of index put options increases as the prices of the stocks constituting the index decrease.  However, during periods of market appreciation, the value of the index put option decreases as these stocks increase in price.

The Fund may also write (sell) covered call options on individual equity securities to generate income.    A covered call is a transaction in which the seller of call options owns the corresponding amount of shares of a security.  When the Fund writes a covered call option, the Fund makes an obligation to deliver a security it already owns at an agreed-upon strike price on or before a predetermined date in the future in return for a premium.  The Fund may also purchase put options on individual equity securities which it owns.  A put option gives the Fund the right, but not the obligation, to sell an underlying security to the writer of the option at an agreed-upon strike price on or before a predetermined date in the future.

Other Derivative Strategies.  In addition to the options strategy, the Fund may use other derivatives for a variety of purposes, including to:

  hedge against market and other risks in the portfolio;
  manage cash flows; and
  maintain market exposure and adjust the characteristics of its investments to more closely approximate those of its benchmark, with reduced transaction costs.

Analytic may use futures contracts as an efficient way to gain broad market exposure with reduced transaction costs and/or to hedge against market and other risks in the Fund's portfolio.  A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time.  A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in the Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or Analytic may misgauge that worth.

Short Sales Risk.  If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with the short sale.  In addition, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.  The Fund may experience a loss if it is required to return a security that it borrowed to sell short.

Segregated Account Risk.  Until the Fund replaces a borrowed security, it is required to segregate cash or liquid securities on the records of a broker or custodian to cover the Fund's short position.  Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities.  As a result, there is the possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management.

Covered Call Options Risk.  Investments in covered calls involve certain risks.  These risks include:

•
Limited Gains.  By selling a covered call option, the Fund may forego the opportunity to benefit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock.  While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its prevailing market price.

•
Lack of Liquidity for the Option.  A liquid market may not exist for the option.  If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

•
Lack of Liquidity for the Security.  The Fund's investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities.  Because the Fund will generally hold the stocks underlying the call option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Tax Consequences.  The Fund expects to generate premiums from its sale of call options.  These premiums typically will result in short-term capital gains to the Fund for federal and state income tax purposes.  Transactions involving the disposition of the Fund's underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses.  Due to the tax treatment of securities on which call options have been written, the holding period of the underlying security may be affected and some or all of the gains from the sale of the underlying security may be short-term capital gains.  Short-term capital gains are usually taxable as ordinary income when distributed to shareholders.  Because the Fund does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions, or reorganizations) may force it to realize capital gains or losses at inopportune times.

Derivatives Risk.  Derivatives, including options, futures contracts, swap agreements, and options related to futures contracts, are often more volatile than other investments and may magnify the Fund's gains or losses.  There are various factors that affect the Fund's ability to achieve its objectives with derivatives.  Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells.  The Fund could lose money if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a particular derivative instrument may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objectives and to realize profits or limit losses.

Since transactions in derivatives may involve leverage, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund.  The Fund uses this leverage as a means of enhancing returns without increasing its investment.  Derivatives are often more volatile than other investments and the maximum potential loss on the use of derivatives may be greater than the value presented in the Fund's Statement of Assets and Liabilities.  The Fund's use of certain derivatives may be considered speculative.

Swap Risk.  Swap agreements involve the risk that a swap counterparty will default on its payment obligation to the Fund.  The Fund attempts to limit this risk by entering into a transaction with counterparties that meet certain credit requirements and that have been pre-approved by the Board of Trustees (the "Board") of Old Mutual Funds I (the "Trust").

Equity swaps have a potentially greater downside risk than interest rate swaps, for example, since equity returns, unlike interest rates, can be negative.

Leverage Risk.  By engaging in certain derivative strategies or investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks.  The use of leverage may increase the Fund's exposure to long or short equity positions and make any change in the Fund's net asset value greater than without the use of leverage.  Leverage generally results in increased volatility of returns.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund's performance to be susceptible to the economic, business, or other developments that affect those industries.

Small- and Mid-Size Company Risk.  While the Fund invests primarily in large capitalization companies, the Fund may also invest in small- or mid-size companies.  While small- and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of smaller-cap issuers tend to be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a smaller-cap issuer at an acceptable price, especially in periods of market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years or since inception compared with those of two broad measures of market performance.  The Fund's past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

On December 9, 2005, the Fund acquired substantially all the assets and liabilities of the Analytic Defensive Equity Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund").  On June 24, 2002, the Predecessor Fund acquired substantially all of the assets and liabilities of the Analytic Defensive Equity Fund, a series of UAM Funds, Inc. II.  Analytic used substantially similar strategies and policies to manage both funds.  Performance prior to December 9, 2005 stated below for Class Z shares is based on the performance of the Predecessor Fund's institutional class shares.  The Fund's Class Z shares are the successor class of the Predecessor Fund's institutional class.  The Fund's fees and expenses for Class Z shares are identical to the Predecessor Fund's institutional class shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years or since inception compared with those of two broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31 – Class Z 1
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was 10.14% (quarter ending December 31, 2003) and the lowest return for a quarter was (16.78%) (quarter ending December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Institutional Class shares. After tax returns for Class A, Class C, and Class Z shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the Return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses. If losses are realized upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below compares the average annual total return information for the Fund's Class A, Class C, Class Z and Institutional Class shares to the S&P 500®, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries, as well as to the Citigroup 3-Month T-Bill Index, an unmanaged index that measures the performance of three-month Treasury bills.  Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A, Class C, and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Old Mutual Analytic Fund | S&P 500 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Old Mutual Analytic Fund | Citigroup 3-Month T-Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%

[1]	Total Annual Fund Operating Expenses do not correlate to the Ratios of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Adviser") contractually agreed to limit the operating expenses of the Fund to an annual rate of 1.25% for Institutional Class shares, 1.55% for Class A shares, 2.30% for Class C shares, and 1.30% for Class Z shares through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation does not include Acquired Fund Fees and Expenses or Expenses on Short Sales. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties.
[3]	The year-to-date return as of September 30, 2011 is (2.45%).

Old Mutual Copper Rock Emerging Growth Fund
Old Mutual Copper Rock Emerging Growth Fund Morningstar Category: Small Growth
INVESTMENT OBJECTIVE
Old Mutual Copper Rock Emerging Growth Fund (the "Fund") seeks to provide investors with capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Your Investment" on page 30 of the Fund's statutory prospectus, and in the section entitled "Purchases and Redemptions of Shares" on page 64 of the Fund's statement of additional information.

FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Old Mutual Copper Rock Emerging Growth Fund (USD $)	Institutional Class	Class A	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	12	12	12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Old Mutual Copper Rock Emerging Growth Fund		Institutional Class	Class A	Class Z
Management Fees		0.90%	0.90%	0.90%
Distribution (12b-1) Fees		none	none	none
Service Fees		none	0.25%	none
Other Operating Expenses		0.30%	0.98%	0.56%
Total Other Expenses		0.30%	1.23%	0.56%
Total Annual Fund Operating Expenses		1.20%	2.13%	1.46%
Fee Waivers and/or Expense Reimbursement	[1]	0.02%	(0.46%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	[1]	1.22%	1.67%	1.42%
[1]	The Adviser contractually has agreed to limit the operating expenses of the Fund to an annual rate of 1.22% for Institutional Class shares, 1.67% for Class A shares, and 1.42% for Class Z shares through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Old Mutual Copper Rock Emerging Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	124	387	666	1,461
Class A	735	1,161	1,613	2,861
Class Z	145	458	794	1,743

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 194.26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests primarily in equity securities of emerging growth companies. The Fund emphasizes small- and mid-cap companies in its portfolio, that is, companies with market values generally within the range of market values of issuers included in the Russell 2500™ Growth Index. The index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. For purposes of the Fund's investment policies, equity securities include common stocks, convertible debt, and other equity instruments with common stock characteristics, such as depositary receipts, warrants, rights, and preferred stocks.

The Fund may invest in emerging growth companies of any size. There is no minimum percentage of assets of either small- or mid-cap companies for the Fund's investments, and it has the flexibility to invest substantially in either small- or mid-cap issuers. The Fund may at times be invested primarily in small-cap stocks.

In selecting securities, Copper Rock Capital Partners, LLC ("Copper Rock"), the Fund's sub-adviser, favors entrepreneurial companies that appear to be reasonably valued. It uses bottom-up fundamental research to identify potential investments, examining such features as a company's financial condition, business prospects, competitive position and business strategy. Copper Rock looks for companies with strong management, superior earnings growth prospects, and attractive relative valuations. Copper Rock sells or reduces holdings if its target price for a stock is attained, there is a change in the company's management team or business objectives, or if there is deterioration in a company's fundamentals.

PRINCIPAL RISKS
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in the Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or Copper Rock may misgauge that worth.

Growth Stock Risk.  Stocks of growth companies, particularly newer companies, may offer the potential for greater long-term capital appreciation, but their stock prices may be more volatile than those of larger, more established issuers.  Growth stocks involve greater risks if the issuer's earnings fail to increase as expected.

Small Company Risk.  While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broad categories called sectors.  The Fund may focus its investments in certain industries within a sector, which may cause the Fund's performance to be susceptible to the economic, business, or other developments that affect those industries.

PERFORMANCE INFORMATION
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance.  The Fund's past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.   All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31 – Institutional Class 1
The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.

[1]	The year-to-date return as of September 30, 2011 is (10.20%).

During the periods shown in the chart, the highest return for a quarter was 19.83% (quarter ending December 31, 2010) and the lowest return for a quarter was (25.77%) (quarter ending December 31, 2008).

Average Annual Total Returns as of December 31, 2010
The table below compares the average annual total return information for the Fund's Class A, Class Z and Institutional Class shares to the Russell 2500™ Growth Index, an unmanaged securities index that measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Average Annual Total Returns - Old Mutual Copper Rock Emerging Growth Fund	1 Year	5 Years	Life of Fund	Inception date
Institutional Class	27.19%	2.70%	3.38%	Jul 29, 2005
Institutional Class Return After Taxes on Distributions	27.19%	2.33%	3.03%
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares	17.67%	2.17%	2.77%
Class A	19.26%	1.01%	1.79%	Jul 29, 2005
Class Z	26.98%	2.47%	2.50%	Dec 9, 2005
Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes) (7/29/05 for Life of Fund returns)	28.86%	5.63%	5.66%	Jul 29, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Old Mutual Funds I
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
Old Mutual Copper Rock Emerging Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waivers and/or Expense Reimbursement	cik0001292278_FeeWaiversAndOrExpenseReimbursement1	0.02%	[1]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%	[1]
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	666
10 Years	rr_ExpenseExampleYear10	1,461
Annual Return 2006	rr_AnnualReturn2006	12.02%	[2]
Annual Return 2007	rr_AnnualReturn2007	18.79%	[2]
Annual Return 2008	rr_AnnualReturn2008	(48.23%)	[2]
Annual Return 2009	rr_AnnualReturn2009	30.42%	[2]
Annual Return 2010	rr_AnnualReturn2010	27.19%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.77%)
1 Year	rr_AverageAnnualReturnYear01	27.19%
5 Years	rr_AverageAnnualReturnYear05	2.70%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.38%
Inception date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2005
Old Mutual Copper Rock Emerging Growth Fund | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.19%
5 Years	rr_AverageAnnualReturnYear05	2.33%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.03%
Old Mutual Copper Rock Emerging Growth Fund | Institutional Class | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.67%
5 Years	rr_AverageAnnualReturnYear05	2.17%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.77%
Old Mutual Copper Rock Emerging Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.98%
Total Other Expenses	rr_OtherExpensesOverAssets	1.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waivers and/or Expense Reimbursement	cik0001292278_FeeWaiversAndOrExpenseReimbursement1	(0.46%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.67%	[1]
1 Year	rr_ExpenseExampleYear01	735
3 Years	rr_ExpenseExampleYear03	1,161
5 Years	rr_ExpenseExampleYear05	1,613
10 Years	rr_ExpenseExampleYear10	2,861
1 Year	rr_AverageAnnualReturnYear01	19.26%
5 Years	rr_AverageAnnualReturnYear05	1.01%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.79%
Inception date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2005
Old Mutual Copper Rock Emerging Growth Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.56%
Total Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and/or Expense Reimbursement	cik0001292278_FeeWaiversAndOrExpenseReimbursement1	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%	[1]
1 Year	rr_ExpenseExampleYear01	145
3 Years	rr_ExpenseExampleYear03	458
5 Years	rr_ExpenseExampleYear05	794
10 Years	rr_ExpenseExampleYear10	1,743
1 Year	rr_AverageAnnualReturnYear01	26.98%
5 Years	rr_AverageAnnualReturnYear05	2.47%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.50%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2005
Old Mutual Copper Rock Emerging Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Old Mutual Copper Rock Emerging Growth Fund Morningstar Category: Small Growth
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Old Mutual Copper Rock Emerging Growth Fund (the "Fund") seeks to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Your Investment" on page 30 of the Fund's statutory prospectus, and in the section entitled "Purchases and Redemptions of Shares" on page 64 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 194.26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	194.26%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading
EXPENSE EXAMPLE

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests primarily in equity securities of emerging growth companies. The Fund emphasizes small- and mid-cap companies in its portfolio, that is, companies with market values generally within the range of market values of issuers included in the Russell 2500™ Growth Index. The index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. For purposes of the Fund's investment policies, equity securities include common stocks, convertible debt, and other equity instruments with common stock characteristics, such as depositary receipts, warrants, rights, and preferred stocks.

The Fund may invest in emerging growth companies of any size. There is no minimum percentage of assets of either small- or mid-cap companies for the Fund's investments, and it has the flexibility to invest substantially in either small- or mid-cap issuers. The Fund may at times be invested primarily in small-cap stocks.

In selecting securities, Copper Rock Capital Partners, LLC ("Copper Rock"), the Fund's sub-adviser, favors entrepreneurial companies that appear to be reasonably valued. It uses bottom-up fundamental research to identify potential investments, examining such features as a company's financial condition, business prospects, competitive position and business strategy. Copper Rock looks for companies with strong management, superior earnings growth prospects, and attractive relative valuations. Copper Rock sells or reduces holdings if its target price for a stock is attained, there is a change in the company's management team or business objectives, or if there is deterioration in a company's fundamentals.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in the Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or Copper Rock may misgauge that worth.

Growth Stock Risk.  Stocks of growth companies, particularly newer companies, may offer the potential for greater long-term capital appreciation, but their stock prices may be more volatile than those of larger, more established issuers.  Growth stocks involve greater risks if the issuer's earnings fail to increase as expected.

Small Company Risk.  While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broad categories called sectors.  The Fund may focus its investments in certain industries within a sector, which may cause the Fund's performance to be susceptible to the economic, business, or other developments that affect those industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance.  The Fund's past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.   All performance figures reflect the reinvestment of dividends and capital gain distributions.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31 – Institutional Class 1
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart, the highest return for a quarter was 19.83% (quarter ending December 31, 2010) and the lowest return for a quarter was (25.77%) (quarter ending December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Institutional Class shares. After tax returns for Class A and Class Z shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the Return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses. If losses are realized upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below compares the average annual total return information for the Fund's Class A, Class Z and Institutional Class shares to the Russell 2500™ Growth Index, an unmanaged securities index that measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Old Mutual Copper Rock Emerging Growth Fund | Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes) (7/29/05 for Life of Fund returns)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.86%
5 Years	rr_AverageAnnualReturnYear05	5.63%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.66%
Inception date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2005

[1]	The Adviser contractually has agreed to limit the operating expenses of the Fund to an annual rate of 1.22% for Institutional Class shares, 1.67% for Class A shares, and 1.42% for Class Z shares through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties.
[2]	The year-to-date return as of September 30, 2011 is (10.20%).

Old Mutual International Equity Fund
Old Mutual International Equity Fund Morningstar Category: Foreign Large Blend
INVESTMENT OBJECTIVE
Old Mutual International Equity Fund (the "Fund") seeks to provide investors with long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Investing in the Funds" on page 30 of the Fund's statutory prospectus, and in the section entitled "Purchase and Redemption of Shares" on page 64 of the Fund's statement of additional information.

FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Old Mutual International Equity Fund (USD $)	Institutional Class	Class A	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	12	12	12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Old Mutual International Equity Fund		Institutional Class	Class A	Class Z
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		none	none	none
Service Fees		none	0.25%	none
Other Operating Expenses		0.45%	5.60%	3.65%
Total Other Expenses		0.45%	5.85%	3.65%
Total Annual Fund Operating Expenses		1.45%	6.85%	4.65%
Fee Waivers and/or Expense Reimbursement	[1]	(0.43%)	(5.33%)	(3.38%)
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	[1]	1.02%	1.52%	1.27%
[1]	The Adviser contractually has agreed to limit the operating expenses of the Fund to an annual rate of 1.02% for Institutional Class shares, 1.52% for Class A shares, and 1.27% for Class Z shares through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Old Mutual International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	104	416	751	1,698
Class A	721	1,318	1,939	3,603
Class Z	129	712	1,322	2,971

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39.69% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers.  The Fund allocates its assets to securities of issuers located in at least 3 non-U.S. countries and may invest in both developed and emerging markets.  Generally, the Fund limits its investments in any country to 25% or less of its total assets.  However, the Fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound, or the euro.

The Fund will provide written notice to shareholders at least 60 days' prior to any change to the requirement that it invest at least 80% of its net assets in equity securities of non-U.S. issuers.  Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt, depository receipts, rights, and warrants.

PRINCIPAL RISKS
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in the Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or Acadian Asset Management LLC ("Acadian"), the Fund's sub-adviser, may misgauge that worth.

Foreign (Non-U.S.) Investment Risk.  Investments in foreign securities may involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.  Foreign stock markets may also be less liquid than U.S. stock markets.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund's performance to be susceptible to the economic, business, or other developments that affect those industries.

Small Company Risk.  While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

PERFORMANCE INFORMATION
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance.  The Fund's past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31 – Institutional Class 1
The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[1]	The year-to-date return as of September 30, 2011 is (14.97%).

During the periods shown in the chart, the highest return for a quarter was 22.88% (quarter ending June 30, 2009) and the lowest return for a quarter was (23.46%) (quarter ending September 30, 2008).
Average Annual Total Returns as of December 31, 2010
The table below compares the average annual total return information for the Fund's Class A, Class Z and Institutional Class shares to the Morgan Stanley Capital International (MSCI) EAFE® Index, an unmanaged, market capitalization-weighted index that measures the performance of stock markets in various countries in Europe, Australasia, and the Far East.  The MSCI EAFE® Index contains a representative sampling of over 900 small-, medium-, and large-capitalization stocks from countries in these regions. Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Average Annual Total Returns - Old Mutual International Equity Fund	1 Year	5 Years	Life of Fund	Inception date
Institutional Class	10.35%	0.16%	0.16%	Dec 30, 2005
Institutional Class Return After Taxes on Distributions	9.58%	(0.60%)	(0.60%)
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares	6.72%	(0.29%)	(0.29%)
Class A	3.44%	(1.52%)	(1.52%)	Dec 30, 2005
Class Z	10.15%	(0.10%)	(0.10%)	Dec 30, 2005
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	2.46%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Old Mutual Funds I
Prospectus Date	rr_ProspectusDate	Nov 23, 2011
Old Mutual International Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.45%
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%	[1]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	416
5 Years	rr_ExpenseExampleYear05	751
10 Years	rr_ExpenseExampleYear10	1,698
Annual Return 2006	rr_AnnualReturn2006	24.55%	[2]
Annual Return 2007	rr_AnnualReturn2007	12.62%	[2]
Annual Return 2008	rr_AnnualReturn2008	(47.06%)	[2]
Annual Return 2009	rr_AnnualReturn2009	23.01%	[2]
Annual Return 2010	rr_AnnualReturn2010	10.35%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.46%)
1 Year	rr_AverageAnnualReturnYear01	10.35%
5 Years	rr_AverageAnnualReturnYear05	0.16%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.16%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Old Mutual International Equity Fund | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.58%
5 Years	rr_AverageAnnualReturnYear05	(0.60%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.60%)
Old Mutual International Equity Fund | Institutional Class | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.72%
5 Years	rr_AverageAnnualReturnYear05	(0.29%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.29%)
Old Mutual International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	5.60%
Total Other Expenses	rr_OtherExpensesOverAssets	5.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.85%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.52%	[1]
1 Year	rr_ExpenseExampleYear01	721
3 Years	rr_ExpenseExampleYear03	1,318
5 Years	rr_ExpenseExampleYear05	1,939
10 Years	rr_ExpenseExampleYear10	3,603
1 Year	rr_AverageAnnualReturnYear01	3.44%
5 Years	rr_AverageAnnualReturnYear05	(1.52%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.52%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Old Mutual International Equity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	3.65%
Total Other Expenses	rr_OtherExpensesOverAssets	3.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.65%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.38%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	rr_NetExpensesOverAssets	1.27%	[1]
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	712
5 Years	rr_ExpenseExampleYear05	1,322
10 Years	rr_ExpenseExampleYear10	2,971
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.10%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Old Mutual International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Old Mutual International Equity Fund Morningstar Category: Foreign Large Blend
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Old Mutual International Equity Fund (the "Fund") seeks to provide investors with long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Investing in the Funds" on page 30 of the Fund's statutory prospectus, and in the section entitled "Purchase and Redemption of Shares" on page 64 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39.69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.69%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers.  The Fund allocates its assets to securities of issuers located in at least 3 non-U.S. countries and may invest in both developed and emerging markets.  Generally, the Fund limits its investments in any country to 25% or less of its total assets.  However, the Fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound, or the euro.

The Fund will provide written notice to shareholders at least 60 days' prior to any change to the requirement that it invest at least 80% of its net assets in equity securities of non-U.S. issuers.  Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt, depository receipts, rights, and warrants.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in the Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or Acadian Asset Management LLC ("Acadian"), the Fund's sub-adviser, may misgauge that worth.

Foreign (Non-U.S.) Investment Risk.  Investments in foreign securities may involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.  Foreign stock markets may also be less liquid than U.S. stock markets.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund's performance to be susceptible to the economic, business, or other developments that affect those industries.

Small Company Risk.  While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance.  The Fund's past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  All performance figures reflect the reinvestment of dividends and capital gain distributions.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31 – Institutional Class 1
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart, the highest return for a quarter was 22.88% (quarter ending June 30, 2009) and the lowest return for a quarter was (23.46%) (quarter ending September 30, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Institutional Class shares. After tax returns for Class A and Class Z shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the Return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses. If losses are realized upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below compares the average annual total return information for the Fund's Class A, Class Z and Institutional Class shares to the Morgan Stanley Capital International (MSCI) EAFE® Index, an unmanaged, market capitalization-weighted index that measures the performance of stock markets in various countries in Europe, Australasia, and the Far East.  The MSCI EAFE® Index contains a representative sampling of over 900 small-, medium-, and large-capitalization stocks from countries in these regions. Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Old Mutual International Equity Fund | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.46%

[1]	The Adviser contractually has agreed to limit the operating expenses of the Fund to an annual rate of 1.02% for Institutional Class shares, 1.52% for Class A shares, and 1.27% for Class Z shares through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties.
[2]	The year-to-date return as of September 30, 2011 is (14.97%).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 23, 2011